Income Tax Expense - Additional Information (Detail) - TWD ($) $ in Thousands		3 Months Ended
	Oct. 31, 2016	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax expense [Line Items]
Taxable temporary differences not recognized as deferred tax liaibility			$ 609,709	$ 45,005
Reduction of unappropriated retained earnings through capital transfer	$ 5,052,343
Income taxes paid (refund)		$ 138,941